Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beginning of Period	$ (19,706)	$ (19,437)	$ (18,278)
Charges to Costs and Expenses	(575)	(269)	(1,304)
Amount Utilized	4,195	0	145
Balance at End of Period	$ (16,086)	$ (19,706)	$ (19,437)